Submission	Aug. 20, 2025
Submission [Line Items]
Central Index Key	0001832928
Registrant Name	Cresco Labs Inc.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A